SHARE-BASED COMPENSATION - RESTRICTED SHARE AWARD GRANTED TO NON-EMPLOYEE (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Share-based compensation
Vested (in shares)	320,000	320,000	1,503,212
Total fair value of restricted shares vested	$ 22,000	¥ 151,000	¥ 144,000	¥ 8,882,000
Total compensation expense	272,000	1,891,000	4,157,000	10,936,000
Cost of revenues
Share-based compensation
Total compensation expense	30,000	211,000	551,000	490,000
Sales and marketing expenses
Share-based compensation
Total compensation expense	12,000	83,000	220,000	254,000
General and administrative expenses
Share-based compensation
Total compensation expense	161,000	1,114,000	2,262,000	9,630,000
Research and development expenses
Share-based compensation
Total compensation expense	$ 69,000	¥ 483,000	¥ 1,124,000	¥ 562,000